UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9789

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Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30

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Date of reporting period: December 31, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Tax-Managed Equity Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Performance Summary
6	Portfolio Highlights
7	Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF TAX-MANAGED EQUITY FUND

         December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of 2004 economy will be quite strong. The second half of the year should also be solid, though maybe not as strong as the first half. GDP growth of 4 percent seems possible. In that environment, it is likely that corporate profits will grow in the low double-digit area and stocks usually follow profits. The S&P and the Dow appear set to experience somewhere in the area of low double-digit gains.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

GOAL

Tax-Managed Equity Fund

Seeks long-term growth of capital while minimizing taxable gains and income to shareholders.

Strategy

Tax-Managed Equity Fund will primarily be invested in common stocks of large to medium sized U.S. companies that Waddell & Reed Investment Management Company considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. The Fund is managed by using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003
Net asset value on
12-31-03	$7.76
6-30-03	6.94
Change per share	$0.82

         Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. had net assets totaling $51,230,257 invested in a diversified portfolio of:

96.17%	Common Stocks
3.83%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc., for every $100 you had invested on December 31, 2003, your Fund owned:
Health Care Stocks	$33.46
Technology Stocks	$26.77
Energy Stocks	$11.48
Financial Services Stocks	$8.14
Business Equipment and Services Stocks	$5.42
Retail Stocks	$4.00
Cash and Cash Equivalents	$3.83
Consumer Services Stocks	$3.11
Transportation Stocks	$1.51
Utilities Stocks	$1.32
Consumer Durables Stocks	$0.96

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Air Transportation - 1.51%
Southwest Airlines Co.	48,000	$774,720

Aircraft - 3.32%
Boeing Company (The)	16,000	674,240
Lockheed Martin Corporation	20,000	1,028,000
		1,702,240
Banks - 1.42%
Citigroup Inc.	15,000	728,100

Broadcasting - 3.11%
Clear Channel Communications, Inc.*	16,000	749,280
Viacom Inc., Class B	19,000	843,220
		1,592,500

Communications Equipment - 2.27%
Cisco Systems, Inc.*	48,000	1,162,800

Computers - Micro - 3.05%
Dell Inc.*	46,000	1,563,080

Computers - Peripherals - 11.24%
EMC Corporation*	70,000	904,400
Lexmark International, Inc.*	7,000	550,480
Microsoft Corporation	72,000	1,974,960
SAP Aktiengesellschaft, ADR	31,000	1,288,360
VERITAS Software Corporation*	28,000	1,039,080
		5,757,280
Consumer Electronics - 0.96%
Digital Theater Systems, Inc.*	20,000	493,300

Electronic Components - 4.38%
Analog Devices, Inc.	12,000	547,800
Microchip Technology Incorporated	20,000	666,600
Texas Instruments Incorporated	35,000	1,028,300
		2,242,700
Electronic Instruments - 2.51%
KLA-Tencor Corporation*	22,000	1,288,320

Finance Companies - 1.20%
Capital One Financial Corporation	10,000	612,900

Health Care - Drugs - 24.74%
Alcon, Inc.	6,000	363,240
Allergan, Inc.	15,000	1,152,150
Amgen Inc.*	25,000	1,544,125
Barr Laboratories, Inc.*	6,210	477,859
Eli Lilly and Company	8,000	562,640
Forest Laboratories, Inc.*	60,000	3,708,000
Genentech, Inc.*	10,000	935,700
Gilead Sciences, Inc.*	20,000	1,163,100
ICOS Corporation*	19,000	782,990
Pfizer Inc.	16,000	565,280
Teva Pharmaceutical Industries Limited, ADR	25,000	1,417,500
		12,672,584
Health Care - General - 8.54%
Boston Scientific Corporation	50,000	1,838,000
St. Jude Medical, Inc.*	15,000	920,250
Zimmer Holdings, Inc.*	23,000	1,619,200
		4,377,450
Hospital Supply and Management - 2.01%
Aetna Inc.*	7,500	506,850
Anthem, Inc.*	7,000	525,000
		1,031,850
Insurance - Property and Casualty - 2.71%
Berkshire Hathaway Inc., Class B*	250	703,750
MGIC Investment Corporation	12,000	683,280
		1,387,030
Petroleum - Canada - 1.22%
Nabors Industries Ltd.*	15,000	622,500

Petroleum - Domestic - 6.96%
Anadarko Petroleum Corporation	14,000	714,140
Apache Corporation	14,000	1,135,400
Burlington Resources Inc.	12,000	664,560
Patterson-UTI Energy, Inc.*	32,000	1,052,640
		3,566,740
Petroleum - International - 1.47%
Exxon Mobil Corporation	18,400	754,400

Restaurants - 1.53%
Wendy's International, Inc.	20,000	784,800

Retail - General Merchandise - 2.47%
Costco Wholesale Corporation*	34,000	1,263,100

Security and Commodity Brokers - 2.81%
Goldman Sachs Group, Inc. (The)	4,000	394,920
Merrill Lynch & Co., Inc.	5,000	293,250
Morgan Stanley	13,000	752,310
		1,440,480
Timesharing and Software - 5.42%
Cognizant Technology Solutions Corporation*	10,000	456,250
eBay Inc.*	36,000	2,320,740
		2,776,990
Utilities - Telephone - 1.32%
Sprint Corporation - PCS Group*	120,000	674,400

TOTAL COMMON STOCKS - 96.17%		$49,270,264
(Cost: $39,573,636)

TOTAL SHORT-TERM SECURITIES - 3.88%		$1,986,000
(Cost: $1,986,000)

TOTAL INVESTMENT SECURITIES - 100.05%		$51,256,264
(Cost: $41,559,636)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.05%)		(26,007)

NET ASSETS - 100.00%		$51,230,257

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

         TAX-MANAGED EQUITY FUND
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $41,560)
(Notes 1 and 3)	$51,256
Cash	1
Receivables:
Fund shares sold	136
Dividends and interest	6

Total assets	51,399

LIABILITIES
Payable to Fund shareholders	134
Accrued shareholder servicing (Note 2)	9
Accrued service fee (Note 2)	9
Accrued accounting and administrative services fees (Note 2)	2
Accrued management fee (Note 2)	1
Accrued distribution fee (Note 2)	-	*
Other	14

Total liabilities	169

Total net assets	$51,230

NET ASSETS
$0.001 par value capital stock:
Capital stock	$7
Additional paid-in capital	67,353
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss		(251)
Accumulated undistributed net realized loss on investment transactions	(25,576)
Net unrealized appreciation in value of investments	9,697

Net assets applicable to outstanding units of capital	$51,230

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.76
Class B	$7.53
Class C	$7.51
Class Y	$7.77
Capital shares outstanding:
Class A	5,820
Class B	511
Class C	295
Class Y	2
Capital shares authorized	1,000,000

See Notes to Financial Statements.

*Not shown due to rounding.

STATEMENT OF OPERATIONS

         TAX-MANAGED EQUITY FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$87
Interest and amortization	12

Total income	99

Expenses (Note 2):
Investment management fee	147
Service fee:
Class A	48
Class B	4
Class C	2
Shareholder servicing:
Class A	40
Class B	7
Class C	4
Class Y	-	*
Distribution fee:
Class A	2
Class B	13
Class C	7
Accounting and administrative services fees	15
Audit fees	12
Custodian fees	4
Legal fees	1
Other	43

Total expenses	349

Net investment loss	(250)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	56
Realized net gain on written options	63

Realized net gain on investments	119

Unrealized appreciation in value of investments during the period	5,192

Net gain on investments	5,311

Net increase in net assets resulting from operations	$5,061

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

         TAX-MANAGED EQUITY FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(250)	$(298)
Realized net gain (loss) on investments	119	(4,995)
Unrealized appreciation	5,192	6,753

Net increase in net assets resulting from operations	5,061	1,460

Distributions to shareholders from net investment income (Note 1E):(1)
Class A	-	--
Class B	-	--
Class C	-	--
Class Y	-	--

	-	--

Capital share transactions (Note 5)	7,129	(3,219)

Total increase (decrease)	12,190	(1,759)
NET ASSETS
Beginning of period	39,040	40,799

End of period	$51,230	$39,040

Undistributed net investment loss	$(251)	$(1)

(1)See "Financial Highlights" on pages 13 - 16.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         TAX-MANAGED EQUITY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the period from 3-31-00(1) through
	12-31-03		2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$6.94		$6.60	$8.24	$9.55		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.05)	(0.03)		0.04
Net realized and unrealized gain (loss) on investments	0.85		0.38	(1.58)	(1.28)		(0.45)

Total from investment operations	0.82		0.34	(1.63)	(1.31)		(0.41)

Less distributions from net investment income	(0.00)		(0.00)	(0.01)	(0.00)		(0.04)

Net asset value, end of period	$7.76		$6.94	$6.60	$8.24		$9.55

Total return(2)	11.82%		5.15%	-19.83%	-13.72%		- 4.11%
Net assets, end of period (in millions)	$45		$34	$35	$48		$67
Ratio of expenses to average net assets	1.43	%(3)	1.49%	1.39%	1.57	%(3)	1.15	%(3)
Ratio of net investment income (loss) to average net assets	-0.99	%(3)	-0.70%	-0.70%	-0.82	%(3)	1.63	%(3)
Portfolio turnover rate	46.81%		105.07%	113.29%	30.09%		16.89%

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         TAX-MANAGED EQUITY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the period from 3-31-00(1) through
	12-31-03		2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$6.77		$6.49	$8.17	$9.52		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.11)	(0.06)		0.01
Net realized and unrealized gain (loss) on investments	0.83		0.39	(1.57)	(1.29)		(0.49)

Total from investment operations	0.76		0.28	(1.68)	(1.35)		(0.48)
Less distributions from net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)
Net asset value, end of period	$7.53		$6.77	$6.49	$8.17		$9.52

Total return	11.23%		4.31%	-20.56%	-14.18%		- 4.80%
Net assets, end of period (in millions)	$4		$3	$4	$6		$9
Ratio of expenses to average net assets	2.40	%(2)	2.43%	2.26%	2.40	%(2)	2.08	%(2)
Ratio of net investment income (loss) to average net assets	-1.96	%(2)	-1.64%	-1.58%	-1.63	%(2)	0.67	%(2)
Portfolio turnover rate	46.81%		105.07%	113.29%	30.09%		16.89%

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         TAX-MANAGED EQUITY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the period from 3-31-00(1) through
	12-31-03		2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$6.76		$6.49	$8.17	$9.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.08)	(0.12)	(0.06)		0.01
Net realized and unrealized gain (loss) on investments	0.82		0.35	(1.56)	(1.28)		(0.50)

Total from investment operations	0.75		0.27	(1.68)	(1.34)		(0.49)

Less distributions from net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$7.51		$6.76	$6.49	$8.17		$9.51

Total return	11.10%		4.16%	-20.56%	-14.09%		- 4.90%
Net assets, end of period (in millions)	$2		$2	$2	$3		$4
Ratio of expenses to average net assets	2.41	%(2)	2.49%	2.31%	2.40	%(2)	2.09	%(2)
Ratio of net investment income (loss) to average net assets	-1.98	%(2)	-1.71%	-1.63%	-1.64	%(2)	0.66	%(2)
Portfolio turnover rate	46.81%		105.07%	113.29%	30.09%		16.89%

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         TAX-MANAGED EQUITY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the period from 4-19-00(1) through
	12-31-03		2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$6.95		$6.60	$8.24	$9.55		$10.07

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.13)	(0.03)		0.04
Net realized and unrealized gain (loss) on investments	0.84		0.37	(1.49)	(1.28)		(0.51)

Total from investment operations	0.82		0.35	(1.62)	(1.31)		(0.47)

Less distributions from net investment income	(0.00)		(0.00)	(0.02)	(0.00)		(0.05)

Net asset value, end of period	$7.77		$6.95	$6.60	$8.24		$9.55

Total return	11.80%		5.30%	-19.71%	-13.72%		- 4.70%
Net assets, end of period (in thousands)	$17		$6	$5	$21		$32
Ratio of expenses to average net assets	1.26	%(2)	1.40%	1.21%	1.44	%(2)	1.17	%(2)
Ratio of net investment income (loss) to average net assets	-0.82	%(2)	-0.64%	-0.54%	-0.70	%(2)	1.41	%(2)
Portfolio turnover rate	46.81%		105.07%	113.29%	30.09%		16.89	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the period from March 31, 2000 through December 31, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

         December 31, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek long-term growth of capital while minimizing taxable gains and income to shareholders. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $162,582. During the fiscal year ended December 31, 2003, W&R received $6,738 and $199 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $107,737 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $927, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $26,492,268, while proceeds from maturities and sales aggregated $20,038,236. Purchases of short-term securities aggregated $50,057,211, while proceeds from maturities and sales aggregated $49,773,000. No U.S. Government securities were purchased or sold during the period ended December 31, 2003.

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $41,666,676, resulting in net unrealized appreciation of $9,589,588, of which $9,827,761 related to appreciated securities and $238,173 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$-
Distributed ordinary income	-
Undistributed ordinary income	-

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	8,151,013

Post-October losses deferred	2,178,521

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2007	$395,020
June 30, 2009	11,125,260
June 30, 2010	3,712,037
June 30, 2011	8,151,013

Total carryover	$23,383,330

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 12-31-03	For the fiscal year ended 6-30-03

Shares issued from sale of shares:
Class A
	1,447	916
Class B
	92	53
Class C
	78	125
Class Y
	1	- *
Shares issued from reinvestment of dividend:
Class A
	-	-
Class B
	-	-
Class C
	-	-
Class Y
	-	-
Shares redeemed:
Class A
	(506)	(1,399)
Class B
	(55)	(148)
Class C
	(76)	(99)
Class Y
	-	-

Increase (decrease) in outstanding capital shares	981	(552)

Value issued from sale of shares:
Class A
	$10,525	$ 5,919
Class B
	655	335
Class C
	549	814
Class Y
	10	1
Value issued from reinvestment of dividend:
Class A
	-	-
Class B
	-	-
Class C
	-	-
Class Y
	-	-
Value redeemed:
Class A
	(3,695)	(8,783)
Class B
	(393)	(896)
Class C
	(522)	(609)
Class Y
	-	-

Increase (decrease) in outstanding capital	$7,129	$(3,219)

*Not shown due to rounding.

NOTE 6 - Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	955	$73,807
Options written	100	12,699
Options terminated in closing purchase transactions	(850)	(58,898)
Options exercised	(105)	(14,909)
Options expired	(100)	(12,699)
Outstanding at December 31, 2003	-	$-

Transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	150	$26,549
Options written	100	4,400
Options terminated in closing purchase transactions	(250)	(30,949)
Options exercised	-	-
Options expired	-	-
Outstanding at December 31, 2003	-	$-

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. as of December 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

This page for your notes and calculations.

This page for your notes and calculations.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your

local office as listed on your

Account Statement, or contact:

WADDELL & REED CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL (888) 923-3355

Our INTERNET address is:

http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1019SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date March 5, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 5, 2004